UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2023

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

ETC 6 Meridian Low Beta Equity Strategy ETF

ETC 6 Meridian Mega Cap Equity ETF

ETC 6 Meridian Small Cap Equity ETF

ETC 6 Meridian Quality Growth ETF

Annual Report

November 30, 2023

ETC 6 Meridian

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (866) SIXM-ETF (749-6383) and on the Commission’s website at https://www.sec.gov.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (“SIXH” or the “Fund”). The information presented in this report relates to the operations of SIXH for the fiscal year ended November 30, 2023.

The Fund is an actively managed exchange-traded fund that seeks to provide capital appreciation by investing in a portfolio of equity securities, mostly common stocks, while selling call options against market indices or funds. The Fund may invest in securities of companies of any capitalization. The Fund’s Sub-Adviser Madison Avenue Financial Solutions, LLC (doing business as 6 Meridian) (the “Sub-Adviser”), employs a strategy pairing a portfolio of equity securities with an index call option writing overlay designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing good risk-adjusted returns. Pursuant to this investment strategy, the Sub-Adviser sells (or writes) call options on broad equity market indices or funds. In constructing the equity portfolio, the Sub-Adviser uses quantitatively-driven methods emphasizing high quality large-capitalization stocks.

Utilizing the same underlying holdings as the ETC 6 Meridian Mega Cap Equity ETF, the story is much the same. The Fund was underweight relative to key drivers of the broader Magnificent 7 stocks, but the Fund did see some benefit from momentum and quality factors. The Fund’s call-writing and holding of cash-equivalents over broader market exposure for much of this period were not relative benefits given the upward trend of the market for most of the last 12-months.

For the fiscal year ended November 30, 2023, the Fund’s market price increased 3.87% and the net asset value increased 4.86%, while the Cboe S&P 500® BuyWrite Index, a broad market index which also writes options against its portfolio, increased 8.27% over the same period.

The Fund commenced operations on May 8, 2020, with 10,975,000 shares outstanding as of November 30, 2023.

We appreciate your investment in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF.

Sincerely,

J. Garrett Stevens,

Chief Executive Officer

Exchange Traded Concepts, Adviser to the Fund

The Cboe S&P 500® BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

The Magnificent Seven stocks are a group of high-performing and influential companies in the U.S. stock market: Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	4.86%	3.87%	9.63%	9.60%	9.87%	9.74%
Cboe S&P 500® BuyWrite Index	8.27%	8.27%	6.03%	6.03%	9.52%	9.52%

*       Fund commenced operations on May 8, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Low Beta Equity Strategy ETF (“SIXL” or the “Fund”). The information presented in this report relates to the operations of SIXL for the fiscal year ended November 30, 2023.

The Fund is an actively managed exchange-traded fund that seeks to provide capital appreciation by investing in equity securities, mainly common stocks. The Fund may invest in equity security companies of any capitalization. The Fund may also invest in real estate investment trusts (“REITs”). The Fund’s Sub-Adviser, Madison Avenue Financial Solutions, LLC (doing business as 6 Meridian) (the “Sub-Adviser”), uses a quantitatively driven strategy designed to emphasize high quality securities with a relatively low exposure to broad equity market risk. The Sub-Adviser believes that, when held over a full market cycle, high quality securities with lower relative exposure to broad market risk may produce high risk-adjusted returns than securities of lower quality with higher relative exposure to broad market risk.

Over the past 12-months, the low beta factor employed by the Fund has been outpaced by the higher beta peers in both large-capitalization and mid-capitalization markets. Looking at the broad market of high versus low volume indices, the performance shows that high beta outperformed low volume by 11.5% in large-capitalization securities, 9.7% in mid-capitalization securities and 0.8% in small-capitalization securities. The Fund was underweight in the Information Technology Sector, the largest driver of underperformance, while the Fund’s overweighting in the Consumer Staples Sector and Utilities Sector were also drags from a sector perspective.

For the fiscal year ended November 30, 2023, the Fund’s market price decreased 5.30% and the net asset value decreased 5.35%, while the S&P 500® Index, a broad market index, increased 13.84% over the same period.

The Fund commenced operations on May 8, 2020, with 4,400,000 shares outstanding as of November 30, 2023.

We appreciate your investment in the ETC 6 Meridian Low Beta Equity Strategy ETF.

Sincerely,

J. Garrett Stevens,

Chief Executive Officer

Exchange Traded Concepts, Adviser to the Fund

The Equal Blend is an equal blend of the S&P 500® Index, S&P SmallCap 600® Index and S&P MidCap 400® Index.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P MidCap 400® Index tracks the performance of companies considered to be in the mid-range of market capitalization of market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Low Beta Equity Strategy ETF	-5.35%	-5.30%	4.70%	4.70%	7.49%	7.49%
Equal Blend of the following 3 Indices:	3.55%	3.55%	7.77%	7.77%	14.70%	14.70%
S&P 500® Index	13.84%	13.84%	9.76%	9.76%	15.10%	15.10%
S&P SmallCap 600® Index	-4.02%	-4.02%	5.85%	5.85%	14.19%	14.19%
S&P MidCap 400® Index	1.17%	1.17%	7.36%	7.36%	14.39%	14.39%

*       Fund commenced operations on May 8, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Mega Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Mega Cap Equity ETF (“SIXA” or the “Fund”). The information presented in this report relates to the operations of SIXA for the fiscal year ended November 30, 2023.

The Fund is an actively managed exchange-traded fund that seeks to provide capital appreciation by investing in mega capitalization equity securities, mainly common stocks. The Fund’s Sub-Adviser Madison Avenue Financial Solutions, LLC (doing business as 6 Meridian) (the “Sub-Adviser”), considers mega capitalization companies to be the largest 10% of stocks included in the Russell 3000® Index by market capitalization. In selecting investments for the Fund, the Sub-Adviser uses a quantitatively driven strategy designed to emphasize high quality large-capitalization stocks.

The Fund’s underperformance relative to its benchmark, the S&P 500® Index, was largely attributed to an underweighting of the Magnificent 7 stocks. Accounting for about only 22% of the S&P 500® Index a year ago, the Magnificent 7’s weight grew tremendously, ending near 30% of the S&P 500® Index as of November 30, 2023. Effectively, you could parse out the Magnificent 7 stocks and the remainder of the market was only up approximately 0.87% during the last 12-month period (Magnificent 7 proportionately cap-weighted was 50.8%). From a factor perspective, the portfolio benefitted from both momentum and quality exposures, while beta, value and yield were less in favor.

For the fiscal year ended November 30, 2023, the Fund’s market price increased 3.95% and the net asset value increased 3.74%, while the S&P 500® Index, a broad market index, increased 13.84% over the same period.

The Fund commenced operations on May 8, 2020, with 5,425,000 shares outstanding as of November 30, 2023.

We appreciate your investment in the ETC 6 Meridian Mega Cap Equity ETF.

Sincerely,

J. Garrett Stevens,

Chief Executive Officer

Exchange Traded Concepts, Adviser to the Fund

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

The Magnificent Seven stocks are a group of high-performing and influential companies in the U.S. stock market: Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Mega Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Mega Cap Equity ETF	3.74%	3.95%	8.72%	8.75%	11.82%	11.82%
S&P 500® Index	13.84%	13.84%	9.76%	9.76%	15.10%	15.10%

*       Fund commenced operations on May 8, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Small Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Small Cap Equity ETF (“SIXS” or the “Fund”). The information presented in this report relates to the operations of SIXS for the fiscal year ended November 30, 2023.

The Fund is an actively managed exchange-traded fund that seeks to provide capital appreciation by investing primarily in small-capitalization equity securities, mainly common stocks. The Fund may also invest in equity securities of companies of any capitalization and in real estate investment trusts. The Fund’s Sub-Adviser, Madison Avenue Financial Solutions, LLC (doing business as 6 Meridian) (the “Sub-Adviser”), considers small-capitalization securities to be those with market capitalizations within the range of the market capitalization of companies included in the S&P SmallCap 600® Index. In selecting investments for the Fund, the Sub-Adviser uses a quantitatively-driven strategy designed to emphasize high quality small-capitalization securities. The Fund’s holdings are focused on low beta and small-capitalization value stocks.

Small-capitalization stocks had a very volatile period — both steep rallies and drawdowns occurred over the past 12-months, with the key highlight being the banking collapses in March 2023. The Fund managed to outperform its benchmark, the S&P SmallCap 600® Index. However, the value factor outperformed the S&P SmallCap 600® Index by a large margin, while the beta factor was more in line with the broader market.

For the fiscal year ended November 30, 2023, the Fund’s market price decreased 0.14% and the net asset value decreased 0.37%, while the S&P SmallCap 600® Index, a broad market index, decreased 4.02% over the same period.

The Fund commenced operations on May 8, 2020, with 1,475,000 shares outstanding as of November 30, 2023.

We appreciate your investment in the ETC 6 Meridian Small Cap Equity ETF.

Sincerely,

J. Garrett Stevens,

Chief Executive Officer

Exchange Traded Concepts, Adviser to the Fund

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Small Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Small Cap Equity ETF	-0.37%	-0.14%	8.75%	8.83%	16.28%	16.31%
S&P SmallCap 600® Index	-4.02%	-4.02%	5.85%	5.85%	14.19%	14.19%

*       Fund commenced operations on May 8, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Quality Growth ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Quality Growth ETF (“SXQG” or the “Fund”). The information presented in this report relates to the operations of SXQG for the fiscal year ended November 30, 2023.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by investing in equity securities. The Fund invests mainly in common stocks and may invest in the securities of companies of any capitalization. In selecting investments for the Fund, the Fund’s Sub-Adviser, Madison Avenue Financial Solutions, LLC (doing business as 6 Meridian) (the “Sub-Adviser”), uses a quantitatively-driven strategy designed to emphasize securities of companies that exhibit high quality and growth characteristics relative to their peers. Quality is defined as high and improving profitability, low leverage and low default probability and low net equity and debt issuance relative to dividends and net buybacks. From an initial universe consisting of companies in the broad U.S. equity market, the Sub-Adviser excludes micro-cap companies (i.e., companies with a market capitalization of less than $500 million) and securities of companies that exhibit poor liquidity and momentum characteristics.

Relative to the S&P 500® Index, performance for the Fund was very strong as the quality and growth factors were both in favor over the past year, despite the continuation of increasing interest rates in the United States. The Fund was well positioned in both the broad Financial Sector and individual Financial Sector securities during the last 12 months — the key positive contributor over the period. Negative contributors came from the Communication Services Sector, Health Care Sector and Consumer Discretionary Sector.

The performance of the Fund relative to the Russell 1000® Growth Index, which has 45-50% of its index weight in the Magnificent 7 stocks, was a different story. The Magnificent 7 stocks account for so much weight in the Russell 1000® Growth Index that the Fund was underweight for most of the other stocks. This created a significant variance in performance for the highly concentrated stocks over the period.

The Fund had positive performance during the fiscal year ended November 30, 2023. The market price for the Fund increased 15.89% and the net asset value increased 15.52%, while the S&P 500® Index, a broad market index, gained 13.84% over the same period.

The Fund commenced operations on May 10, 2021, with 1,225,000 shares outstanding as of November 30, 2023.

We appreciate your investment in the ETC 6 Meridian Quality Growth ETF.

Sincerely,

J. Garrett Stevens,

Chief Executive Officer

Exchange Traded Concepts, Adviser to the Fund

The Russell 1000® Growth Index seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

The Magnificent Seven stocks are a group of high-performing and influential companies in the U.S. stock market: Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Quality Growth ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Quality Growth ETF	15.52%	15.89%	1.62%	1.62%
Russell 1000® Growth Index	26.17%	26.17%	6.75%	6.75%
S&P 500® Index	13.84%	13.84%	5.11%	5.11%

*       Fund commenced operations on May 10, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2023

Description	Shares	Fair Value
COMMON STOCK — 97.1%
Communication Services — 12.9%
Alphabet, Cl A(A)*	70,487	$9,341,642
Comcast, Cl A	213,128	8,927,932
Meta Platforms, Cl A*	28,581	9,350,274
Netflix*	10,606	5,026,926
T-Mobile US*	30,724	4,622,426
Verizon Communications(A)	251,780	9,650,727
		46,919,927
Consumer Discretionary — 8.0%
Amazon.com*	32,528	4,752,016
Booking Holdings*	1,612	5,038,628
Home Depot	15,548	4,874,142
Lowe’s(A)	23,296	4,631,944
McDonald’s(A)	17,012	4,794,662
NIKE, Cl B	44,175	4,871,177
		28,962,569
Consumer Staples — 17.9%
Altria Group(A)	335,080	14,086,764
Coca-Cola	78,958	4,614,306
Colgate-Palmolive(A)	118,952	9,369,849
Costco Wholesale	8,004	4,744,291
Kraft Heinz(A)	276,802	9,718,518
PepsiCo(A)	54,061	9,097,925
Philip Morris International(A)	50,065	4,674,068
Procter & Gamble	29,787	4,572,900
Walmart(A)	27,030	4,208,301
		65,086,922
Energy — 7.3%
Chevron(A)	61,904	8,889,415
ConocoPhillips(A)	76,395	8,828,970
Exxon Mobil(A)	84,372	8,668,379
		26,386,764
Description	Shares	Fair Value
Financials — 5.5%
American Express	30,429	$5,196,361
Bank of New York Mellon	103,227	4,987,929
Capital One Financial	44,443	4,962,505
Goldman Sachs Group	14,508	4,955,062
		20,101,857
Health Care — 16.4%
AbbVie(A)	93,843	13,362,306
Amgen(A)	17,085	4,606,799
Eli Lilly(A)	24,114	14,252,338
Gilead Sciences(A)	111,149	8,514,013
Johnson & Johnson(A)	29,971	4,635,315
Medtronic PLC	62,898	4,985,924
Merck(A)	43,329	4,440,356
UnitedHealth Group	8,383	4,635,548
		59,432,599
Industrials — 10.3%
Caterpillar	38,447	9,639,432
Deere	12,029	4,383,488
Emerson Electric	49,730	4,420,997
FedEx	18,322	4,742,283
General Electric(A)	41,551	5,060,912
Lockheed Martin(A)	9,851	4,410,982
United Parcel Service, Cl B	31,877	4,832,872
		37,490,966
Information Technology — 16.1%
Adobe*	16,369	10,001,623
Advanced Micro Devices*	41,248	4,997,608
Apple(A)	25,616	4,865,759
Broadcom	5,226	4,837,865
Cisco Systems	85,387	4,131,023
International Business Machines(A)	30,650	4,859,864
Microsoft	12,877	4,879,224
NVIDIA	21,059	9,849,295
QUALCOMM	40,187	5,186,132
Texas Instruments(A)	31,127	4,753,404
		58,361,797
Materials — 1.3%
Linde	11,512	4,763,320
Real Estate — 1.4%
Simon Property Group‡,(A)	39,616	4,947,642
Total Common Stock (Cost $334,055,783)		352,454,363

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2023 (Concluded)

Description	Shares	Fair Value
EXCHANGE TRADED FUND — 6.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	241,517	$22,180,921
Total Exchange Traded Fund (Cost $22,099,871)		22,180,921
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(B)	715,108	$715,108
Total Short-Term Investment (Cost $715,108)		715,108
Total Investments — 103.4% (Cost $356,870,762)		$375,350,392
WRITTEN OPTIONS — -3.5%
Total Written Options (Premiums Received $4,555,788)		$(12,805,578)

A list of the Exchange Traded Option Contracts held by the Fund at November 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.5)%
Call Options
S&P 500 Index*	(618)	$271,920,000	$4,400	12/16/23	$(10,376,220)
S&P 500 Index*	(206)	91,670,000	4,450	12/16/23	(2,429,358)
Total Written Options (Premiums Received $4,555,788)					$(12,805,578)

Percentages are based on Net Assets of $362,984,725.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         All or a portion of these securities has been pledged as collateral on written options with a fair value of $63,816,199.

(B)          The rate reported is the 7-day effective yield as of November 30, 2023.

Cl       — Class

ETF    — Exchange Traded Fund

PLC    — Public Limited Company

SPDR  — Standard & Poor’s Depository Receipt

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2023

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Communication Services — 4.6%
AT&T	42,321	$701,258
ATN International	15,547	473,251
Electronic Arts	4,834	667,140
Iridium Communications	11,922	454,228
Madison Square Garden Sports*	3,104	525,166
Marcus	36,438	506,853
New York Times, Cl A	14,706	691,035
Scholastic	13,472	511,801
TEGNA	34,629	530,863
T-Mobile US*	4,402	662,281
Verizon Communications	18,163	696,188
		6,420,064
Consumer Discretionary — 7.1%
Adtalem Global Education*	13,149	749,099
Grand Canyon Education*	5,180	708,210
McDonald’s	2,065	582,000
Monro	16,775	485,133
Murphy USA	1,971	728,383
O’Reilly Automotive*	641	629,706
Perdoceo Education	37,193	647,902
Service International	9,084	556,577
Strategic Education	7,877	700,817
Stride*	15,088	914,030
Sturm Ruger	10,723	471,383
Texas Roadhouse, Cl A	5,430	611,200
Ulta Beauty*	1,352	575,938
Valvoline	16,171	553,695
Wendy’s	27,443	514,556
Yum! Brands	4,410	553,676
		9,982,305
Description	Shares	Fair Value
Consumer Staples — 19.1%
Altria Group	13,466	$566,111
BellRing Brands*	16,550	875,495
BJ’s Wholesale Club Holdings*	8,711	562,556
Calavo Growers	15,800	342,702
Cal-Maine Foods	16,885	809,130
Campbell Soup	13,123	527,282
Casey’s General Stores	2,431	669,497
Church & Dwight	6,262	605,097
Clorox	3,613	517,924
Coca-Cola	9,760	570,374
Coca-Cola Consolidated	853	626,546
Colgate-Palmolive	7,769	611,964
Conagra Brands	18,338	518,782
Edgewell Personal Care	15,263	531,305
Flowers Foods	23,757	494,383
Fresh Del Monte Produce	21,237	484,204
General Mills	8,052	512,590
Grocery Outlet Holding*	17,803	502,223
Hershey	2,597	488,028
Hormel Foods	14,615	447,073
Ingredion	5,410	554,471
J & J Snack Foods	3,429	564,242
J M Smucker	3,965	435,079
John B Sanfilippo & Son	5,537	509,625
Kellanova	9,595	504,121
Keurig Dr Pepper	17,634	556,705
Kimberly-Clark	4,637	573,736
Kraft Heinz	16,794	589,637
Kroger	11,972	530,000
Lamb Weston Holdings	7,070	707,213
Lancaster Colony	3,065	508,484
McCormick	6,784	439,807
MGP Ingredients	4,918	420,243
Molson Coors Beverage, Cl B	9,072	558,291
Mondelez International, Cl A	8,016	569,617
National Beverage*	11,143	529,738
PepsiCo	3,210	540,211
Philip Morris International	6,159	575,004
Post Holdings*	6,779	579,130
Procter & Gamble	3,816	585,832
Simply Good Foods*	15,466	599,153
SpartanNash	26,498	587,461
Sprouts Farmers Market*	15,588	671,532
Tootsie Roll Industries	17,324	573,251
TreeHouse Foods*	11,388	463,605
Universal	12,070	679,058
USANA Health Sciences*	8,939	422,457
Walmart	3,742	582,592
		26,673,561

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2023 (Continued)

Description	Shares	Fair Value
Financials — 14.3%
Ambac Financial Group*	42,170	$622,008
American Financial Group	5,314	607,868
AMERISAFE	10,997	529,616
Arch Capital Group*	7,724	646,422
Cboe Global Markets	4,070	741,514
Chubb	2,950	676,819
City Holding	6,089	586,188
CME Group, Cl A	2,890	631,060
Employers Holdings	15,157	580,665
Erie Indemnity, Cl A	2,003	592,167
Everest Group	1,668	684,797
EZCORP, Cl A*	64,192	526,374
Federated Hermes, Cl B	17,954	571,296
FirstCash Holdings	5,935	664,720
Globe Life	5,217	642,369
Hanover Insurance Group	5,275	655,683
Horace Mann Educators	20,566	688,138
Interactive Brokers Group, Cl A	6,635	516,468
Mercury General	19,407	722,911
Northfield Bancorp	49,999	476,990
Old Republic International	21,183	620,874
Progressive	4,683	768,152
Reinsurance Group of America, Cl A	4,223	688,602
RenaissanceRe Holdings	3,069	657,871
RLI	4,359	591,080
Safety Insurance Group	8,169	628,441
Selective Insurance Group	5,736	583,294
Travelers	3,514	634,699
United Fire Group	28,499	595,344
Unum Group	11,775	506,325
WisdomTree	91,292	594,311
WR Berkley	9,572	694,449
		19,927,515
Health Care — 21.5%
AbbVie	4,011	571,126
Acadia Healthcare*	7,729	564,140
Addus HomeCare*	6,316	550,755
Amedisys*	6,450	603,591
Amgen	2,436	656,843
AMN Healthcare Services*	6,590	446,802
Amphastar Pharmaceuticals*	9,434	531,323
Boston Scientific*	11,682	652,906
Bristol-Myers Squibb	9,795	483,677
Cardinal Health	6,494	695,377
Chemed	1,153	653,751
Cigna Group	2,068	543,636
Description	Shares	Fair Value
Health Care (continued)
Corcept Therapeutics*	18,997	$483,854
CorVel*	2,775	579,587
Cross Country Healthcare*	43,025	872,116
Elevance Health	1,279	613,268
Eli Lilly	1,319	779,582
Encompass Health	8,435	549,709
Enhabit*	43,501	463,721
Ensign Group	6,113	654,519
Exelixis*	29,230	637,506
Gilead Sciences	7,531	576,875
Haemonetics*	6,595	533,338
Halozyme Therapeutics*	13,971	539,420
Harmony Biosciences Holdings*	17,634	512,444
HealthEquity*	8,847	592,926
HealthStream	26,010	650,250
Humana	1,224	593,469
Incyte*	9,312	506,014
Innoviva*	43,661	604,705
Ironwood Pharmaceuticals, Cl A*	53,233	527,007
Jazz Pharmaceuticals*	4,554	538,419
Johnson & Johnson	3,506	542,238
LeMaitre Vascular	10,418	549,029
LivaNova*	10,379	465,498
McKesson	1,406	661,607
Merck	5,643	578,295
Molina Healthcare*	1,956	715,034
Neurocrine Biosciences*	5,830	679,720
Option Care Health*	17,750	528,063
Pacira BioSciences*	15,007	409,391
Perrigo PLC	16,246	494,853
Prestige Consumer Healthcare*	8,801	504,737
Quest Diagnostics	4,369	599,558
Regeneron Pharmaceuticals*	773	636,805
Supernus Pharmaceuticals*	18,412	501,727
UFP Technologies*	3,249	540,829
United Therapeutics*	2,507	601,680
UnitedHealth Group	1,179	651,952
Vanda Pharmaceuticals*	101,107	376,118
Varex Imaging*	26,112	492,211
Vertex Pharmaceuticals*	1,741	617,724
		29,909,725
Industrials — 9.9%
Brady, Cl A	11,668	656,559
BWX Technologies	8,023	626,035
CACI International, Cl A*	1,672	536,628

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2023 (Continued)

Description	Shares	Fair Value
Industrials (continued)
Curtiss-Wright	2,929	$626,513
Exponent	6,718	517,017
FTI Consulting*	3,215	708,779
General Dynamics	2,645	653,236
Genpact	16,354	555,382
Huntington Ingalls Industries	2,613	619,333
KBR	9,638	497,995
L3Harris Technologies	3,178	606,394
Leidos Holdings	6,102	654,867
Lockheed Martin	1,330	595,534
MAXIMUS	7,444	621,500
MDU Resources Group	28,200	539,748
National Presto Industries	7,407	553,451
Northrop Grumman	1,352	642,416
Republic Services, Cl A	3,990	645,742
Rollins	14,710	599,285
RTX	7,008	571,012
Science Applications International	4,869	571,669
UniFirst	3,584	618,598
Waste Management	3,694	631,637
		13,849,330
Information Technology — 4.2%
A10 Networks	37,452	467,775
Agilysys*	8,017	690,183
Aspen Technology*	3,146	592,266
CommVault Systems*	8,351	614,467
Harmonic*	53,570	592,485
Insight Enterprises*	4,157	629,453
International Business Machines	4,108	651,364
NetScout Systems*	21,168	425,053
PC Connection	11,379	678,530
Progress Software	9,802	527,936
		5,869,512
Materials — 2.9%
AptarGroup	4,912	623,284
Corteva	10,576	478,035
Graphic Packaging Holding	25,616	580,715
Greif, Cl A	7,911	552,979
NewMarket	1,298	688,602
Royal Gold	5,226	636,527
Silgan Holdings	13,488	562,719
		4,122,861
Real Estate — 4.3%
CareTrust‡	28,959	668,374
Community Healthcare Trust‡	16,255	440,511
Description	Shares	Fair Value
Real Estate (continued)
Easterly Government Properties, Cl A‡	41,031	$478,421
Equity LifeStyle Properties‡	8,524	606,056
Four Corners Property Trust‡	23,153	532,287
Getty Realty‡	18,911	556,551
LTC Properties‡	17,571	573,166
NNN REIT‡	14,695	596,911
Omega Healthcare Investors‡	18,726	594,551
Physicians Realty Trust‡	40,777	476,275
Universal Health Realty Income Trust‡	12,474	497,338
		6,020,441
Utilities — 11.7%
ALLETE	10,626	589,530
American States Water	6,890	550,511
Atmos Energy	5,053	575,082
Avista	15,997	543,098
Black Hills	10,415	537,310
California Water Service Group	11,514	582,263
CenterPoint Energy	20,410	576,991
Chesapeake Utilities	5,258	502,665
CMS Energy	10,263	582,528
Consolidated Edison	6,635	597,879
Duke Energy	6,624	611,263
Evergy	10,341	527,805
Hawaiian Electric Industries	15,975	194,735
IDACORP, Cl Rights	6,008	579,772
Middlesex Water	7,408	473,371
National Fuel Gas	10,956	556,455
New Jersey Resources	13,297	561,133
Northwest Natural Holding	14,336	524,984
Northwestern Energy Group	10,912	548,983
OGE Energy	17,084	598,794
ONE Gas	7,649	440,812
Otter Tail	6,607	504,180
PNM Resources	13,366	555,625
Portland General Electric	12,714	522,037
SJW Group	8,555	561,550
Southern	8,734	619,940
Spire	9,750	594,848
Unitil	11,855	574,730
Vistra	18,533	656,254
WEC Energy Group	6,790	567,780
		16,412,908
Total Common Stock (Cost $139,878,405)		139,188,222
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2023 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(A)	425,865	$425,865
Total Short-Term Investment (Cost $425,865)		425,865
Total Investments — 99.9% (Cost $140,304,270)		$139,614,087

Percentages are based on Net Assets of $139,769,688.

‡       Real Estate Investment Trust

*        Non-income producing security.

(A)           The rate reported is the 7-day effective yield as of November 30, 2023.

Cl     — Class

PLC  — Public Limited Company

REIT — Real Estate Investment Trust

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2023

Sector Weightings (Unaudited)†

18.4% Consumer Staples
16.8% Health Care
16.5% Information Technology
13.3% Communication Services
10.6% Industrials
8.2% Consumer Discretionary
7.5% Energy
5.7% Financials
1.4% Real Estate
1.4% Materials
0.2% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 13.3%
Alphabet, Cl A*	38,043	$5,041,839
Comcast, Cl A	115,031	4,818,649
Meta Platforms, Cl A*	15,426	5,046,615
Netflix*	5,724	2,713,004
T-Mobile US*	16,582	2,494,762
Verizon Communications	135,893	5,208,779
		25,323,648
Consumer Discretionary — 8.2%
Amazon.com*	17,555	2,564,610
Booking Holdings*	869	2,716,234
Home Depot	8,391	2,630,494
Lowe’s	12,573	2,499,890
McDonald’s	9,181	2,587,573
NIKE, Cl B	23,841	2,628,947
		15,627,748
Consumer Staples — 18.4%
Altria Group	180,847	7,602,807
Coca-Cola	42,615	2,490,421
Colgate-Palmolive	64,201	5,057,112
Costco Wholesale	4,319	2,560,044
Kraft Heinz	149,397	5,245,329
PepsiCo	29,178	4,910,365
Philip Morris International	27,021	2,522,680
Procter & Gamble	16,076	2,467,988
Walmart	14,588	2,271,206
		35,127,952
Description	Shares	Fair Value
Energy — 7.5%
Chevron	33,411	$4,797,820
ConocoPhillips	41,233	4,765,298
Exxon Mobil	45,537	4,678,471
		14,241,589
Financials — 5.7%
American Express	16,423	2,804,556
Bank of New York Mellon	55,714	2,692,101
Capital One Financial	23,987	2,678,388
Goldman Sachs Group	7,830	2,674,258
		10,849,303
Health Care — 16.8%
AbbVie	50,648	7,211,770
Amgen	9,221	2,486,350
Eli Lilly	13,013	7,691,203
Gilead Sciences	59,990	4,595,234
Johnson & Johnson	16,176	2,501,780
Medtronic PLC	33,948	2,691,058
Merck	23,385	2,396,495
UnitedHealth Group	4,524	2,501,636
		32,075,526
Industrials — 10.6%
Caterpillar	20,750	5,202,441
Deere	6,491	2,365,385
Emerson Electric	26,840	2,386,076
FedEx	9,888	2,559,311
General Electric	22,426	2,731,487
Lockheed Martin	5,316	2,380,345
United Parcel Service, Cl B	17,204	2,608,298
		20,233,343
Information Technology — 16.5%
Adobe*	8,834	5,397,662
Advanced Micro Devices*	22,262	2,697,264
Apple	13,825	2,626,059
Broadcom	2,820	2,610,559
Cisco Systems	46,085	2,229,592
International Business Machines	16,542	2,622,900
Microsoft	6,950	2,633,425
NVIDIA	11,366	5,315,878
QUALCOMM	21,689	2,798,965
Texas Instruments	16,799	2,565,375
		31,497,679
Materials — 1.3%
Linde	6,213	2,570,753

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2023 (Concluded)

Description	Shares	Fair Value
Real Estate — 1.4%
Simon Property Group‡	21,381	$2,670,273
Total Common Stock (Cost $180,347,694)		190,217,814
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(A)	360,540	360,540
Total Short-Term Investment (Cost $360,540)		360,540
Total Investments — 99.9% (Cost $180,708,234)		$190,578,354

Percentages are based on Net Assets of $190,842,666.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2023.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2023

Sector Weightings (Unaudited)†

16.9% Health Care
16.1% Consumer Discretionary
12.2% Consumer Staples
12.2% Energy
11.2% Financials
8.2% Industrials
6.3% Utilities
5.4% Real Estate
3.8% Materials
3.6% Communication Services
2.6% Information Technology
1.5% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 98.5%
Communication Services — 3.6%
ATN International	19,639	$597,811
Madison Square Garden Sports*	6,380	1,079,432
Scholastic	16,903	642,145
		2,319,388
Consumer Discretionary — 16.1%
Buckle	20,607	794,606
Century Communities	9,940	717,072
Chico’s FAS*	121,912	919,216
Ethan Allen Interiors	20,769	557,440
M*	7,801	823,084
MDC Holdings	14,901	659,518
Meritage Homes	5,118	723,173
Movado Group	26,860	702,389
Patrick Industries	8,735	716,619
Perdoceo Education	53,085	924,741
Strategic Education	9,817	873,418
Stride*	18,911	1,145,629
Tri Pointe Homes*	24,144	704,522
		10,261,427
Consumer Staples — 12.2%
Andersons	14,039	699,985
Cal-Maine Foods	21,422	1,026,542
Edgewell Personal Care	17,913	623,552
Fresh Del Monte Produce	26,725	609,330
J & J Snack Foods	4,228	695,717
John B Sanfilippo & Son	6,844	629,922
National Beverage*	13,734	652,914
Description	Shares	Fair Value
Consumer Staples (continued)
SpartanNash	33,319	$738,682
Tootsie Roll Industries	21,543	712,862
TreeHouse Foods*	14,242	579,792
Universal	14,910	838,837
		7,808,135
Energy — 12.2%
California Resources	14,190	726,670
Civitas Resources	10,221	702,080
Comstock Resources	61,259	604,626
CVR Energy	20,164	640,610
Dorian LPG	26,476	1,121,524
FutureFuel	76,526	454,564
Par Pacific Holdings*	23,111	792,015
RPC	88,730	643,293
SM Energy	19,839	742,971
US Silica Holdings*	58,085	655,198
World Kinect	33,637	707,722
		7,791,273
Financials — 11.1%
Ambac Financial Group*	52,933	780,762
AMERISAFE	13,806	664,897
Bread Financial Holdings	19,615	551,182
Employers Holdings	18,945	725,783
Enova International*	13,696	564,275
Genworth Financial, Cl A*	123,540	727,651
Horace Mann Educators	26,011	870,327
Mr Cooper Group*	12,462	754,200
Radian Group	26,929	692,345
Safety Insurance Group	10,238	787,609
		7,119,031
Health Care — 17.0%
Addus HomeCare*	7,811	681,119
Amphastar Pharmaceuticals*	11,731	660,690
Corcept Therapeutics*	23,688	603,333
Cross Country Healthcare*	33,637	681,823
Dynavax Technologies*	55,265	757,131
Enhabit*	54,734	583,464
Harmony Biosciences Holdings*	22,727	660,447
HealthStream	32,049	801,225
Innoviva*	112,801	1,562,293
Ironwood Pharmaceuticals, Cl A*	135,033	1,336,826
LeMaitre Vascular	12,933	681,569
Prestige Consumer Healthcare*	11,125	638,019
Supernus Pharmaceuticals*	23,234	633,127
Vanda Pharmaceuticals*	131,207	488,090
		10,769,156

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2023 (Concluded)

Description	Shares	Fair Value
Industrials — 8.2%
Boise Cascade	6,730	$735,589
Encore Wire	4,484	826,401
Matson	7,707	738,099
Mueller Industries	18,839	782,384
Resources Connection	45,849	623,546
Titan International*	64,348	841,029
Wabash National	30,976	678,994
		5,226,042
Information Technology — 2.6%
Agilysys*	10,116	870,886
Insight Enterprises*	5,318	805,252
		1,676,138
Materials — 3.8%
AdvanSix	18,791	491,009
Olympic Steel	14,596	825,112
Warrior Met Coal	19,357	1,083,411
		2,399,532
Real Estate — 5.4%
CareTrust‡	35,766	825,480
Community Healthcare Trust‡	20,533	556,444
Four Corners Property Trust‡	29,100	669,009
Getty Realty‡	23,703	697,579
LTC Properties‡	21,972	716,727
		3,465,239
Utilities — 6.3%
American States Water	8,612	688,099
Avista	19,603	665,522
Chesapeake Utilities	6,437	615,377
Northwest Natural Holding	17,420	637,921
SJW Group	10,753	705,826
Unitil	14,925	723,564
		4,036,309
Total Common Stock (Cost $62,787,803)		62,871,670
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 1.4%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(A)	925,487	$925,487
Total Short-Term Investment (Cost $925,487)		925,487
Total Investments — 99.9% (Cost $63,713,290)		$63,797,157

Percentages are based on Net Assets of $63,885,678.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2023.

Cl — Class

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2023

Sector Weightings (Unaudited)†

38.2% Information Technology
22.3% Health Care
11.3% Financials
11.2% Industrials
5.4% Consumer Discretionary
4.9% Communication Services
4.2% Consumer Staples
2.3% Energy
0.1% Short-Term Investment
0.1% Materials
0.0% Real Estate

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK†† — 100.0%
Communication Services — 4.9%
Alphabet, Cl A*	10,792	$1,430,263
Cargurus, Cl A*	1,696	36,668
Yelp, Cl A*	794	34,706
		1,501,637
Consumer Discretionary — 5.4%
Cavco Industries*	105	29,692
Deckers Outdoor*	322	213,798
Grand Canyon Education*	377	51,543
Home Depot	88	27,587
Lululemon Athletica*	1,542	688,966
Murphy USA	257	94,974
NVR*	41	252,371
Skyline Champion*	672	40,448
Ulta Beauty*	642	273,486
XPEL*	263	12,019
		1,684,884
Consumer Staples — 4.2%
Cal-Maine Foods	599	28,704
Celsius Holdings*	2,112	104,565
Coca-Cola Consolidated	60	44,071
Kimberly-Clark	4,419	546,763
Lancaster Colony	253	41,973
Monster Beverage*	9,642	531,756
National Beverage*	301	14,310
		1,312,142
Description	Shares	Fair Value
Energy — 2.3%
Cheniere Energy	2,999	$546,268
Crescent Energy, Cl A	1,601	18,251
Par Pacific Holdings*	709	24,297
Texas Pacific Land	66	110,349
		699,165
Financials — 11.3%
Apollo Global Management	4,733	435,436
Kinsale Capital Group	283	99,078
Mastercard, Cl A	3,274	1,354,879
PJT Partners	486	43,769
StoneCo, Cl A*	3,659	57,080
Visa, Cl A	5,878	1,508,766
		3,499,008
Health Care — 22.3%
Axonics*	660	36,953
Catalyst Pharmaceuticals*	1,251	18,052
Cencora, Cl A	2,246	456,769
Chemed	196	111,132
Corcept Therapeutics*	908	23,127
CorVel*	120	25,063
Dynavax Technologies*	1,500	20,550
Edwards Lifesciences*	7,884	533,826
Humana	1,556	754,442
IDEXX Laboratories*	1,091	508,210
Incyte*	2,440	132,590
Inmode*	899	21,351
Inspire Medical Systems*	393	57,107
Intuitive Surgical*	3,719	1,156,014
Ironwood Pharmaceuticals, Cl A*	1,728	17,107
Karuna Therapeutics*	452	86,427
Lantheus Holdings*	983	70,402
Neurocrine Biosciences*	1,289	150,285
Regeneron Pharmaceuticals*	1,313	1,081,662
Shockwave Medical*	483	84,308
Veeva Systems, Cl A*	2,092	364,657
Vertex Pharmaceuticals*	3,330	1,181,516
		6,891,550
Industrials — 11.2%
Atkore*	529	68,717
Cintas	1,122	620,746
Copart*	11,120	558,446
Expeditors International of Washington	1,967	236,709
Exponent	659	50,717
Fastenal	7,496	449,535
Graco	2,160	174,485

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2023 (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Landstar System	468	$80,800
Mueller Industries	1,442	59,886
Old Dominion Freight Line	1,285	499,942
Rollins	3,423	139,453
UFP Industries	766	83,977
WW Grainger	581	456,777
		3,480,190
Information Technology — 38.3%
Accenture PLC, Cl A	4,045	1,347,551
Adobe*	2,412	1,473,756
Allegro MicroSystems*	960	26,131
Apple	7,937	1,507,633
Arista Networks*	3,083	677,366
Autodesk*	2,813	614,444
Axcelis Technologies*	437	54,310
Badger Meter	375	55,264
Cadence Design Systems*	3,443	940,869
CommVault Systems*	553	40,690
Fortinet*	10,911	573,482
KLA	1,754	955,264
Lattice Semiconductor*	1,732	101,409
Manhattan Associates*	786	175,317
Monolithic Power Systems	578	317,160
PDF Solutions*	431	12,926
Power Integrations	767	58,606
Pure Storage, Cl A*	3,716	123,780
Qualys*	438	80,960
Rambus*	1,403	94,941
ServiceNow*	2,119	1,453,083
SPS Commerce*	471	81,144
Synopsys*	1,954	1,061,471
		11,827,557
Materials — 0.1%
Alpha Metallurgical Resources	157	44,048
Real Estate — 0.0%
eXp World Holdings	987	11,953
Total Common Stock (Cost $27,314,399)		30,952,134
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(A)	44,338	$44,338
Total Short-Term Investment (Cost $44,338)		44,338
Total Investments — 100.1% (Cost $27,358,737)		$30,996,472

Percentages are based on Net Assets of $30,957,427.

††    Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2023.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

November 30, 2023

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$356,870,762	$140,304,270	$180,708,234
Investments at Fair Value	$375,350,392	$139,614,087	$190,578,354
Dividends Receivable	849,329	288,246	434,381
Deposits at Broker for Options	4,643	—	—
Reclaims Receivable	—	887	—
Total Assets	376,204,364	139,903,220	191,012,735

Liabilities:
Options Written, at Value (Premiums Received $4,555,788, $— and $—, respectively)	12,805,578	—	—
Advisory Fees Payable	180,873	69,540	93,761
Accrued Interest expense on Broker Account	118,202	—	—
Payable Due to Administrator	20,756	7,980	10,759
Audit Expenses	17,500	17,500	17,500
Payable for Trustees’ Fee	13,744	5,057	6,985
Custody Fees Payable	13,175	7,960	7,144
Transfer Agent Fees Payable	10,136	13,889	15,289
Chief Compliance Officer Fees Payable	3,377	1,242	1,716
Other Accrued Expenses	36,298	10,364	16,915
Total Liabilities	13,219,639	133,532	170,069

Net Assets	$362,984,725	$139,769,688	$190,842,666

Net Assets Consist of:
Paid-in Capital	$425,058,874	$162,123,584	$224,247,633
Total Distributable Earnings (Accumulated Losses)	(62,074,149)	(22,353,896)	(33,404,967)
Net Assets	$362,984,725	$139,769,688	$190,842,666

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,975,000	4,400,000	5,425,000
Net Asset Value, Offering and Redemption Price Per Share	$33.07	$31.77	$35.18

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

November 30, 2023 (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$63,713,290	$27,358,737
Investments at Fair Value	$63,797,157	$30,996,472
Receivable for Capital Shares Sold	1,082,806	—
Dividends Receivable	183,494	11,973
Total Assets	65,063,457	31,008,445

Liabilities:
Payable for Investment Securities Purchased	1,064,051	—
Due to Custodian	36,260	—
Advisory Fees Payable	31,490	12,518
Audit Expenses	17,500	17,500
Transfer Agent Fees Payable	12,904	12,917
Custody Fees Payable	3,777	2,603
Payable Due to Administrator	3,614	1,735
Payable for Trustees’ Fee	2,335	1,072
Chief Compliance Officer Fees Payable	574	263
Other Accrued Expenses	5,274	2,410
Total Liabilities	1,177,779	51,018

Net Assets	$63,885,678	$30,957,427

Net Assets Consist of:
Paid-in Capital	$80,019,973	$34,182,017
Total Distributable Earnings (Accumulated Losses)	(16,134,295)	(3,224,590)
Net Assets	$63,885,678	$30,957,427
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,475,000	1,225,000
Net Asset Value, Offering and Redemption Price Per Share	$43.31	$25.27

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Year Ended November 30, 2023

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$10,875,941	$3,545,182	$5,465,753
Less: Reclaims Withheld	—	(887)	—
Total Investment Income	10,875,941	3,544,295	5,465,753

Expenses:
Advisory Fees	2,099,188	888,720	1,096,665
Interest Expense on Broker Account	855,609	—	—
Chief Compliance Officer Fees	19,305	7,901	10,133
Administration Fees	240,890	101,984	125,847
Trustees’ Fees	73,053	29,548	38,149
Transfer Agent Fees	31,343	45,713	46,701
Printing Fees	12,908	5,239	6,545
Custodian Fees	38,946	22,675	21,243
Pricing Fees	2,880	1,164	1,527
Legal Fees	34,511	14,948	18,216
Audit Fees	18,000	18,000	18,000
Registration Fees	14,587	7,376	10,228
Other Fees	43,628	11,514	16,920
Total Expenses	3,484,848	1,154,782	1,410,174

Net Investment Income (Loss)	7,391,093	2,389,513	4,055,579

Net Realized Gain (Loss) on:
Investments(1)	3,466,597	(2,422,750)	1,540,827
Written Options	5,645,106	—	—
Net Realized Gain (Loss)	9,111,703	(2,422,750)	1,540,827

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,005,054	(8,378,666)	595,665
Written Options	(3,553,518)	—	—
Net Unrealized Appreciation (Depreciation)	451,536	(8,378,666)	595,665

Net Realized and Unrealized Gain (Loss)	9,563,239	(10,801,416)	2,136,492

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,954,332	$(8,411,903)	$6,192,071

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Year Ended November 30, 2023 (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$1,794,369	$213,709
Total Investment Income	1,794,369	213,709

Expenses:
Advisory Fees	389,700	175,931
Chief Compliance Officer Fees	3,572	1,660
Administration Fees	44,720	20,189
Trustees’ Fees	13,509	6,292
Transfer Agent Fees	38,437	38,282
Printing Fees	2,388	1,059
Custodian Fees	9,744	6,606
Pricing Fees	510	141
Legal Fees	6,666	2,830
Audit Fees	18,000	18,000
Registration Fees	7,931	8,950
Other Fees	6,547	4,704
Advisory Waiver Recapture (Note 3)	—	7,862
Total Expenses	541,724	292,506

Less:
Waiver of Advisory Fees (Note 3)	—	(4,093)
Net Expenses	(541,724)	(288,413)

Net Investment Income (Loss)	1,252,645	(74,704)

Net Realized Gain (Loss) on:
Investments(1)	(1,479,582)	47,007
Net Realized Gain (Loss)	(1,479,582)	47,007

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(127,104)	4,110,525
Net Unrealized Appreciation (Depreciation)	(127,104)	4,110,525

Net Realized and Unrealized Gain (Loss)	(1,606,686)	4,157,532

Net Increase (Decrease) in Net Assets Resulting from Operations	$(354,041)	$4,082,828

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$7,391,093	$6,067,321
Net Realized Gain (Loss)(1)	9,111,703	27,841,450
Net Change in Unrealized Appreciation (Depreciation)	451,536	(1,846,779)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,954,332	32,061,992

Distributions:	(7,207,938)	(6,013,160)

Capital Share Transactions:
Issued	392,485,217	275,960,830
Redeemed	(354,122,280)	(233,753,485)
Increase (Decrease) in Net Assets from Capital Share Transactions	38,362,937	42,207,345

Total Increase (Decrease) in Net Assets	48,109,331	68,256,177

Net Assets:
Beginning of Year	314,875,394	246,619,217
End of Year	$362,984,725	$314,875,394

Share Transactions:
Issued	12,300,000	9,100,000
Redeemed	(11,100,000)	(7,675,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,200,000	1,425,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$2,389,513	$1,901,860
Net Realized Gain (Loss)(1)	(2,422,750)	3,032,518
Net Change in Unrealized Appreciation (Depreciation)	(8,378,666)	(373,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,411,903)	4,561,255

Distributions:	(2,332,485)	(1,949,810)

Capital Share Transactions:
Issued	42,924,208	78,183,774
Redeemed	(49,309,011)	(60,945,391)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,384,803)	17,238,383

Total Increase (Decrease) in Net Assets	(17,129,191)	19,849,828

Net Assets:
Beginning of Year	156,898,879	137,049,051
End of Year	$139,769,688	$156,898,879

Share Transactions:
Issued	1,300,000	2,350,000
Redeemed	(1,500,000)	(1,825,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	525,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$4,055,579	$3,673,841
Net Realized Gain (Loss)(1)	1,540,827	(810,644)
Net Change in Unrealized Appreciation (Depreciation)	595,665	3,270,271

Net Increase (Decrease) in Net Assets Resulting from Operations	6,192,071	6,133,468

Distributions:	(3,928,312)	(3,543,151)

Capital Share Transactions:
Issued	199,380,193	166,757,012
Redeemed	(188,481,751)	(150,347,117)
Increase (Decrease) in Net Assets from Capital Share Transactions	10,898,442	16,409,895

Total Increase (Decrease) in Net Assets	13,162,201	19,000,212

Net Assets:
Beginning of Year	177,680,465	158,680,253
End of Year	$190,842,666	$177,680,465

Share Transactions:
Issued	5,825,000	4,900,000
Redeemed	(5,525,000)	(4,375,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	525,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Small Cap Equity ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$1,252,645	$775,602
Net Realized Gain (Loss)(1)	(1,479,582)	(200,396)
Net Change in Unrealized Appreciation (Depreciation)	(127,104)	(6,437,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	(354,041)	(5,862,090)

Distributions:	(1,166,152)	(834,121)

Capital Share Transactions:
Issued	39,304,120	41,576,787
Redeemed	(39,212,642)	(32,138,306)
Increase (Decrease) in Net Assets from Capital Share Transactions	91,478	9,438,481

Total Increase (Decrease) in Net Assets	(1,428,715)	2,742,270

Net Assets:
Beginning of Year	65,314,393	62,572,123
End of Year	$63,885,678	$65,314,393

Share Transactions:
Issued	875,000	900,000
Redeemed	(875,000)	(700,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	200,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Concluded)

	ETC 6 Meridian Quality Growth ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$(74,704)	$18,911
Net Realized Gain (Loss)(1)	47,007	(4,010,417)
Net Change in Unrealized Appreciation (Depreciation)	4,110,525	(1,389,798)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,082,828	(5,381,304)

Distributions:	(12,666)	(10,465)
Return of Capital:	(6,245)	—

Capital Share Transactions:
Issued	11,518,982	19,776,131
Redeemed	(13,630,937)	(10,821,406)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,111,955)	8,954,725

Total Increase (Decrease) in Net Assets	1,951,962	3,562,956

Net Assets:
Beginning of Year	29,005,465	25,442,509
End of Year	$30,957,427	$29,005,465

Share Transactions:
Issued	500,000	850,000
Redeemed	(600,000)	(475,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	375,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,						Period Ended 2020(1)
	2023		2022		2021
Net Asset Value, beginning of year/period	$32.21		$29.54		$26.65		$25.34
Investment Activities
Net Investment income*	0.69		0.67		0.50		0.25
Net realized and unrealized gain (loss)	0.84		2.66		2.88		1.30
Total from investment activities	1.53		3.33		3.38		1.55
Distributions to shareholders from:
Net Investment Income	(0.67)		(0.66)		(0.49)		(0.24)
Total Distributions	(0.67)		(0.66)		(0.49)		(0.24)
Net Asset Value, end of year/period	$33.07		$32.21		$29.54		$26.65
Net Asset Value, Total Return (%)(2)	4.86		11.44		12.76		6.14
Ratios to Average Net Assets
Expenses (%)	1.01	(8)	0.82	(7)	0.84	(6)	0.87	(3)(4)
Expenses excluding waivers (%)	1.01	(8)	0.82	(7)	0.84	(6)	0.87	(3)(4)
Net investment income (loss) (%)	2.15	(8)	2.22	(7)	1.72	(6)	1.71	(3)(4)
Supplemental Data
Net Assets end of year/period (000)	$362,985		$314,875		$246,619		$202,524
Portfolio turnover (%)(5)	160		164		171		49

*       Per share data calculated using average shares method.

(1)          Commenced operations on May 8, 2020.

(2)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(3)          Annualized.

(4)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

(5)          Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

(6)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80% and 1.76%.

(7)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.78%, 0.78% and 2.26%.

(8)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.76%, 0.76% and 2.40%.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Continued)

ETC 6 Meridian Low Beta Equity Strategy ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,			Period Ended 2020(1)
	2023	2022	2021
Net Asset Value, beginning of year/period	$34.11	$33.63	$28.70	$25.54
Investment Activities
Net Investment income*	0.53	0.44	0.21	0.10
Net realized and unrealized gain (loss)	(2.36)	0.49	4.94	3.15
Total from investment activities	(1.83)	0.93	5.15	3.25
Distributions to shareholders from:
Net Investment Income	(0.51)	(0.45)	(0.22)	(0.09)
Total Distributions	(0.51)	(0.45)	(0.22)	(0.09)
Net Asset Value, end of year/period	$31.77	$34.11	$33.63	$28.70
Net Asset Value, Total Return (%)(2)	(5.35)	2.80	17.96	12.72
Ratios to Average Net Assets
Expenses (%)	0.79	0.80	0.82	0.88	(3)
Expenses excluding waivers (%)	0.79	0.80	0.82	0.88	(3)
Net investment income (loss) (%)	1.64	1.32	0.64	0.65	(3)
Supplemental Data
Net Assets end of year/period (000)	$139,770	$156,899	$137,049	$93,283
Portfolio turnover (%)(4)	59	73	70	13

*       Per share data calculated using average shares method.

(1)          Commenced operations on May 8, 2020.

(2)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(3)          Annualized.

(4)          Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Continued)

ETC 6 Meridian Mega Cap Equity ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,			Period Ended 2020(1)
	2023	2022	2021
Net Asset Value, beginning of year/period	$34.67	$34.50	$29.14	$25.38
Investment Activities
Net Investment income*	0.77	0.77	0.58	0.27
Net realized and unrealized gain (loss)	0.48	0.14	5.39	3.74
Total from investment activities	1.25	0.91	5.97	4.01
Distributions to shareholders from:
Net Investment Income	(0.74)	(0.74)	(0.58)	(0.25)
Net realized capital gains	—	—	(0.03)	—
Total Distributions	(0.74)	(0.74)	(0.61)	(0.25)
Net Asset Value, end of year/period	$35.18	$34.67	$34.50	$29.14
Net Asset Value, Total Return (%)(2)	3.74	2.73	20.59	15.88
Ratios to Average Net Assets
Expenses (%)	0.78	0.80	0.82	0.86	(3)
Expenses excluding waivers (%)	0.78	0.80	0.82	0.86	(3)
Net investment income (loss) (%)	2.26	2.27	1.76	1.72	(3)
Supplemental Data
Net Assets end of year/period (000)	$190,843	$177,680	$158,680	$115,827
Portfolio turnover (%)(4)	144	160	166	38

*       Per share data calculated using average shares method.

(1)          Commenced operations on May 8, 2020.

(2)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(3)          Annualized.

(4)          Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Continued)

ETC 6 Meridian Small Cap Equity ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,			Period Ended 2020(1)
	2023	2022	2021
Net Asset Value, beginning of year/period	$44.28	$49.08	$35.05	$26.43
Investment Activities
Net Investment income*	0.83	0.56	0.40	0.13
Net realized and unrealized gain (loss)	(1.02)	(4.76)	14.00	8.60
Total from investment activities	(0.19)	(4.20)	14.40	8.73
Distributions to shareholders from:
Net Investment Income	(0.78)	(0.60)	(0.37)	(0.11)
Total Distributions	(0.78)	(0.60)	(0.37)	(0.11)
Net Asset Value, end of year/period	$43.31	$44.28	$49.08	$35.05
Net Asset Value, Total Return (%)(2)	(0.37)	(8.58)	41.20	33.11
Ratios to Average Net Assets
Expenses (%)	0.85	0.89	0.88	1.00	(3)
Expenses excluding waivers (%)	0.85	0.89	0.88	1.10	(3)
Net investment income (loss) (%)	1.96	1.24	0.87	0.76	(3)
Supplemental Data
Net Assets end of year/period (000)	$63,886	$65,314	$62,572	$32,423
Portfolio turnover (%)(4)	98	91	104	29

*       Per share data calculated using average shares method.

(1)          Commenced operations on May 8, 2020.

(2)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(3)          Annualized.

(4)          Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Concluded)

ETC 6 Meridian Quality Growth ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,		Period Ended 2021(1)
	2023	2022
Net Asset Value, beginning of year/period	$21.89	$26.78	$24.28
Investment Activities
Net Investment income (loss)*	(0.06)	0.02	(0.03)
Net realized and unrealized gain (loss)	3.46	(4.90)	2.53
Total from investment activities	3.40	(4.88)	2.50
Distributions to shareholders from:
Net Investment Income	(0.01)	(0.01)	—
Return of Capital	(0.01)	—	—	**
Total Distributions	(0.02)	(0.01)	—
Net Asset Value, end of year/period	$25.27	$21.89	$26.78
Net Asset Value, Total Return (%)(2)	15.52	(18.23)	10.30
Ratios to Average Net Assets
Expenses (%)	1.00	1.00	1.00	(3)
Expenses excluding waivers (%)	1.01	1.08	1.52	(3)
Net investment income (loss) (%)	(0.26)	0.07	(0.18	)(3)
Supplemental Data
Net Assets end of year/period (000)	$30,957	$29,005	$25,443
Portfolio turnover (%)(4)	59	84	40

*       Per share data calculated using average shares method.

**     Amount represents less than $0.01.

(1)          Commenced operations on May 10, 2021.

(2)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(3)          Annualized.

(4)          Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide capital appreciation. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. Rule 31a-4 under the 1940 Act, sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended November 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of November 30, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written and purchased options during the year ended November 30, 2023. These options were index options composed entirely of equity risk.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of November 30, 2023, if applicable. The amount of realized gain (loss) on Written Options are presented on the Statements of Operations as “Net Realized Gain (Loss) on Written Options”. The change in the net fair value of the Written Options are included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Written Options”.

For the year ended November 30, 2023, the average quarterly notional amount of options held in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF were as follows:

Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	(354,168,790)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500, $1,000, $500, $500 and $500 per transaction, regardless of the number of Creation Units created in a given transaction for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500, $1,000, $500, $500 and $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.61% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Funds’ business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

3. SERVICE PROVIDERS (continued)

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2024 (“Expense Cap”). The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between a Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to a Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser are as follows:

	Reimbursement Amount	Expiration Date
ETC 6 Meridian Quality Growth ETF	$34,760	November 30, 2024
ETC 6 Meridian Quality Growth ETF	22,457	November 30, 2025
ETC 6 Meridian Quality Growth ETF	4,093	November 30, 2026

During the year ended November 30, 2023, the Adviser recaptured previously waived fees of $7,862 for ETC 6 Meridian Quality Growth ETF, which were due to expire on November 30, 2024.

Sub-Advisory Agreement

Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds, calculated daily and paid monthly at an annual rate of 0.49% of the Funds’ average daily net assets.

Pursuant to an arrangement between the Adviser and the Sub-Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses above the Expense Cap and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

3. SERVICE PROVIDERS (continued)

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended November 30, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$569,515,626	$551,805,341
ETC 6 Meridian Low Beta Equity Strategy ETF	86,293,221	85,840,014
ETC 6 Meridian Mega Cap Equity ETF	258,553,562	261,332,022
ETC 6 Meridian Small Cap Equity ETF	62,282,383	63,817,128
ETC 6 Meridian Quality Growth ETF	17,075,827	17,395,663

For the year ended November 30, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$392,034,526	$348,098,606	$36,718,588
ETC 6 Meridian Low Beta Equity Strategy ETF	41,895,115	48,316,044	7,636,770
ETC 6 Meridian Mega Cap Equity ETF	197,799,268	184,237,913	19,758,268
ETC 6 Meridian Small Cap Equity ETF	38,672,444	37,622,970	7,052,576
ETC 6 Meridian Quality Growth ETF	11,203,377	12,957,365	1,542,362

For the year ended November 30, 2023, there were no purchases of long-term U.S. Government securities by the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

5. TAX INFORMATION (continued)

Accordingly, the following permanent differences primarily attributable to redemptions in-kind, distribution in excess and net operating losses have been reclassified within the components of net assets for the year ended November 30, 2023:

Fund Name	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$(34,006,614)	$34,006,614
ETC 6 Meridian Low Beta Equity Strategy ETF	(7,247,169)	7,247,169
ETC 6 Meridian Mega Cap Equity ETF	(18,050,246)	18,050,246
ETC 6 Meridian Small Cap Equity ETF	(6,751,845)	6,751,845
ETC 6 Meridian Quality Growth ETF	(1,454,126)	1,454,126

The tax character of dividends and distributions paid during the years ended November 30, 2023 and November 30, 2022, were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2023	$7,207,938	$—	$7,207,938
2022	6,013,160	—	6,013,160
ETC 6 Meridian Low Beta Equity Strategy ETF
2023	$2,332,485	$—	$2,332,485
2022	1,949,810	—	1,949,810
ETC 6 Meridian Mega Cap Equity ETF
2023	$3,928,312	$—	$3,928,312
2022	3,543,151	—	3,543,151
ETC 6 Meridian Small Cap Equity ETF
2023	$1,166,152	$—	$1,166,152
2022	834,121	—	834,121
ETC 6 Meridian Quality Growth ETF
2023	$12,666	$6,245	$18,911
2022	10,465	—	10,465

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

5. TAX INFORMATION (continued)

As of November 30, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$296,222	$118,974	$192,003	$115,132	$—
Post-October Losses	(10,793,435)	—	(1,833,201)	—	—
Capital Loss Carryforwards	(59,964,103)	(20,733,144)	(35,932,191)	(15,970,863)	(6,118,099)
Deferred Late-Year Losses	—	—	—	—	(65,557)
Unrealized Appreciation (Depreciation)	8,387,170	(1,739,729)	4,168,421	(278,566)	2,959,064
Other Temporary Differences	(3)	3	1	2	2
Total Distributable Earnings (Accumulated Losses)	$(62,074,149)	$(22,353,896)	$(33,404,967)	$(16,134,295)	$(3,224,590)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2023 through November 30, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2023 through November 30, 2023 and specified losses realized on investment transactions from November 1, 2022 through November 30, 2023.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$45,752,076	$14,212,027	$59,964,103
ETC 6 Meridian Low Beta Equity Strategy ETF	13,353,631	7,379,513	20,733,144
ETC 6 Meridian Mega Cap Equity ETF	28,139,222	7,792,969	35,932,191
ETC 6 Meridian Small Cap Equity ETF	11,572,281	4,398,582	15,970,863
ETC 6 Meridian Quality Growth ETF	4,773,755	1,344,344	6,118,099

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

5. TAX INFORMATION (continued)

For Federal income tax purposes, the cost of securities owned at November 30, 2023, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at November 30, 2023, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$366,963,222	$25,403,895	$(17,016,725)	$8,387,170
ETC 6 Meridian Low Beta Equity Strategy ETF	141,353,816	10,649,599	(12,389,328)	(1,739,729)
ETC 6 Meridian Mega Cap Equity ETF	186,409,933	13,453,932	(9,285,511)	4,168,421
ETC 6 Meridian Small Cap Equity ETF	64,075,723	5,024,758	(5,303,324)	(278,566)
ETC 6 Meridian Quality Growth ETF	28,037,408	4,450,561	(1,491,497)	2,959,064

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance there exclusion of securities that would have been excluded or included had the models or data been correct and complete.

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF only). Each Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF only). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

7. OTHER

At November 30, 2023, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	3
ETC 6 Meridian Low Beta Equity Strategy ETF	2
ETC 6 Meridian Mega Cap Equity ETF	3
ETC 6 Meridian Small Cap Equity ETF	4
ETC 6 Meridian Quality Growth ETF	3

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2023 (Concluded)

8. RECENT MARKET EVENTS (continued)

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements.

ETC 6 Meridian

Report of Independent Registered Public Accounting Firm

To the Shareholders of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, and ETC 6 Meridian Quality Growth ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, and ETC 6 Meridian Small Cap Equity ETF	For the year ended November 30, 2023	For the years ended November 30, 2023 and 2022	For the years ended November 30, 2023, 2022 and 2021 and for the period May 8, 2020 (commencement of operations) through November 30, 2020
ETC 6 Meridian Quality Growth ETF	For the year ended November 30, 2023	For the years ended November 30, 2023 and 2022	For the years ended November 30, 2023 and 2022 and for the period May 10, 2021 (commencement of operations) through November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 19, 2024

ETC 6 Meridian

Trustees and Officers of the Trust

(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 833-466-6383.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee(3)
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	18	None
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	34

Independent Trustee, Bridge Builder Trust (14 portfolios) (since 2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	34	None.
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert, LLP (2009 to 2020).	34	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	18	Independent Trustee, AQR Funds (36 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019).

(1)          Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)          The fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)          Mr. Stevens is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

ETC 6 Meridian

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Malinowski, Christopher Roleke, Matthew B. Fleischer and Heather Nichols is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Listed Funds Trust (since 2012).

Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

Christopher Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew B. Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Vice President, Compliance, Goldman Sachs Asset Management Funds (2017 to 2021).

Heather Nichols (1983)	Assistant Secretary	Since 2023	Counsel, Exchange Traded Concepts, LLC (since 2023); Principal, HND Compliance and Regulatory Services, LLC (2015 to 2023).

(1)          Each officer serves at the pleasure of the Board of Trustees.

ETC 6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2023 to November 30, 2023) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,065.80	1.03%	$ 5.33
Hypothetical 5% Return	$ 1,000.00	$ 1,019.90	1.03%	$ 5.22
ETC 6 Meridian Low Beta Equity Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,047.50	0.80%	$ 4.11
Hypothetical 5% Return	$ 1,000.00	$ 1,021.06	0.80%	$ 4.05
ETC 6 Meridian Mega Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,080.60	0.78%	$ 4.07
Hypothetical 5% Return	$ 1,000.00	$ 1,021.16	0.78%	$ 3.95
ETC 6 Meridian Small Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,107.00	0.85%	$ 4.49
Hypothetical 5% Return	$ 1,000.00	$ 1,020.81	0.85%	$ 4.31
ETC 6 Meridian Quality Growth ETF
Actual Fund Return	$ 1,000.00	$ 1,106.60	1.00%	$ 5.28
Hypothetical 5% Return	$ 1,000.00	$ 1,020.05	1.00%	$ 5.06

(1)      Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

ETC 6 Meridian

Board Considerations of Approval of Advisory Agreement

(Unaudited)

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (together, the “Agreements”) with respect to the 6 Meridian Mega Cap Equity ETF (“SIXA”), ETC 6 Meridian Hedged Equity-Index Option ETF (“SIXH”), ETC 6 Meridian Low Beta Equity ETF (“SIXL”), ETC 6 Meridian Small Cap Equity ETF (“SIXS”), ETC 6 Meridian Quality Growth ETF (“SXQG”), ETC 6 Meridian Quality Value ETF (“SXQV”), and ETC 6 Meridian Quality Dividend Yield ETF (“SXQY”) (each, a “Fund” and collectively, the “Funds”):

•    the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds; and

•    the sub-advisory agreement between ETC and Madison Avenue Financial Solutions, LLC1 (“Madison Avenue”) pursuant to which Madison Avenue provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Madison Avenue are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and Madison Avenue and, at the Meeting, representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, the Board was provided an overview of ETC’s and Madison Avenue’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Madison Avenue. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Madison Avenue to each Fund; (ii) each Fund’s performance; (iii) ETC’s and Madison Avenue’s costs of and profits realized from providing advisory and sub-advisory services to each Fund, including any fall-out benefits enjoyed by ETC and Madison Avenue or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s and Madison Avenue’s specific responsibilities in all aspects of day-to-day management of each Fund.

1           Effective November 1, 2022, the sub-advisory services provided to the Funds by Hightower 6M Holding, LLC (“6M”) transitioned to Madison Avenue Financial Solutions, LLC (“Madison Avenue”) as part of an internal reorganization by Hightower Holding, LLC, which wholly owns both 6M and Madison Avenue.

ETC 6 Meridian

Board Considerations of Approval of Advisory Agreement

(Unaudited) (Continued)

The Board considered that beyond portfolio management, ETC’s responsibilities, including through its affiliates, include overseeing the activities of Madison Avenue, including regular review of Madison Avenue’s performance and compliance functions; trading portfolio securities and other investment instruments on behalf of each Fund based on instructions from Madison Avenue; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds, and (ii) subject to the supervision of ETC and oversight of the Board, Madison Avenue’s responsibilities include developing, implementing, and maintaining each Fund’s investment program; providing security selection instructions to ETC; overseeing general portfolio compliance with relevant law; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s and Madison Avenue’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Madison Avenue’s investment personnel, the quality of ETC’s and Madison Avenue’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Madison Avenue’s experience working with ETFs, including the Funds, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust. The Board also considered other services provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising each Fund’s registration as an investment company and the offering of shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board also considered other services provided to the Funds by ETC, including through its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering each Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to each Fund’s business activities; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Funds under the Agreements supported the Board’s approval of the continuance of the Agreements, respectively, for the coming year.

Performance. The Board noted that performance information was not available for SXQY and SXQV because those Funds had not yet commenced operations. The Board reviewed the performance of each of the other Funds in light of each Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2023. The Board reviewed this information for each Fund in turn, noting its observations with respect to each Fund.

ETC 6 Meridian

Board Considerations of Approval of Advisory Agreement

(Unaudited) (Continued)

ETC 6 Meridian Mega Cap Equity ETF (SIXA)

The Board found that SIXA underperformed both the mean and median for the June 30, 2023 year-to-date, 1 year and 3 year periods (annualized) relative to its Peer Group, however, its returns were generally in line with certain other competitors within the Peer Group and led for the 2022 calendar year period. The Fund also underperformed its benchmark index (S&P 500) for the one-year, three-year and since inception periods ended June 30, 2023.

ETC 6 Meridian Low Beta Equity Strategy ETF (SIXL)

The Board found that SIXL underperformed both the mean and median for the June 30, 2023 year-to-date, 1 year and 3 year periods (annualized) relative to its Peer Group, however, the Fund’s 2022 calendar year returns were generally in the range of its peers and exceeded the mean and median for the Peer Group for that period. The Fund also underperformed its benchmark index (Equal Weight Blended return of the S&P 500 Index, S&P SmallCap 600 Index, and S&P MidCap 400 Index) for the one-year, three-year and since inception periods June 30, 2023.

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (SIXH)

The Board found that SIXH underperformed both the mean and median for the June 30, 2023 year-to-date period relative to its Peer Group, but outperformed both for the 1 year period and outperformed the mean and was at the median for the 3 year period (annualized). The Fund led the Peer Group for the 2022 calendar year returns. The Fund also outperformed its benchmark index (CBOE S&P 500 Buy/Write Index) for the one-year period ended June 30, 2023, but has underperformed for the three-year and since inception periods.

ETC 6 Meridian Small Cap Equity ETF (SIXS)

The Board found that SIXS underperformed both the mean and median for the June 30, 2023 year-to-date, 1 year and 3 year periods (annualized) relative to its Peer Group, however, its returns were generally in line with certain other competitors within the Peer Group and approximate to the median for the three-year period. The Fund also underperformed its benchmark index (S&P SmallCap 600 Index) for the one-year and three-year period ended June 30, 2023, but has approximated the return of its benchmark since inception.

ETC 6 Meridian Quality Growth ETF (SXQG)

The Board found that SXQG performed at the median but below the mean for the June 30, 2023 year-to-date period and outperformed the mean and median for the 1 year period (annualized). Its calendar year 2022 return underperformed the mean and median of the Peer Group but was generally in line with certain other competitors within the Peer Group. The Fund underperformed its benchmark index (Russell 1000 Growth Index) for the one-year period ended June 30, 2023.

The Board considered ETC’s observation that although returns for the year ended June 30, 2023 varied across the Funds and generally underperformed each Fund’s benchmark, the ISS reports focus on a different period for measurement and reflect that for the year ended December 31, 2022, each of SIXH, SIXA and SIXL outperformed the mean and median of the net total returns of each Fund’s peer group, and that SIXS and SXQG underperformed the mean and median of the net total returns of each Fund’s peer group, but were within the range of returns of other funds in each peer group, reflecting that although Madison Avenue has potentially struggled with underperformance for the most recent six months ended June 30, 2023, performance measured for the most recent calendar year does not reflect the same.

Based on the information presented, the Adviser believes that the performance of Madison Avenue is satisfactory for the period with respect to each of the Funds. The Board noted that, based on the experience of Madison Avenue and with oversight by ETC, each of ETC and Madison Avenue are expected to continue to provide satisfactory performance for the Fund and its shareholders.

ETC 6 Meridian

Board Considerations of Approval of Advisory Agreement

(Unaudited) (Concluded)

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid or to be paid by each Fund to ETC and the sub-advisory fee paid or to be paid by ETC to Madison Avenue under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in each Fund’s peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds, noting that, unlike most ETFs, the Funds’ advisory fee was not structured as a unitary fee, and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that certain of the Fund’s advisory fee were at the high end of its respective peer group range, where SIXAs, SIXS, and SIXL’s net total expenses were the highest among its peer ETFs and third, second, and second highest among its entire peer group; and where SXQG’s, SXQY’s, SXQV’s actual and estimated net total expenses were the highest of its peer group. SIXH’s net total expenses were less than the median of its Peer Group. The Board took into account that due to the specialized nature of each Fund’s strategy, there are limitations in comparing each Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Funds.

The Board also considered that ETC has contractually agreed to waive its fees and reimburse expenses for the Funds to ensure that the total operating expenses of each Fund do not exceed a certain amount. The Board considered that the sub-advisory fee is paid by ETC, not the Funds, and that the sub-advisory fee reflects an arm’s length negotiation between ETC and Madison Avenue. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Madison Avenue given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Madison Avenue in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Madison Avenue from its relationship with the Funds, and reviewed profitability information from ETC and Madison Avenue with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of each Fund and its shareholders.

ETC 6 Meridian

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2023 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2023, the Funds is designating the following items with regard to distributions paid during the year.

Fund Name	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short- Term Capital Gain(5)	Foreign Tax Credit
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Low Beta Equity Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Mega Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Small Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Quality Growth ETF	33.02%	66.98%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

ETC 6 Meridian

Supplemental Information

(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.6meridianfunds.com.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Sub-Adviser:

Madison Avenue Financial Solutions, LLC

8301 E 21st St. North

Suite 150

Wichita, KS 67206

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

MER-AR-001-0300

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$100,450	N/A	N/A	$130,900	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$24,000(1)	N/A	N/A	$30,500(1)	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2023 and 2022 were $24,000 and $30,500, respectively.

(h)       Not applicable.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 26, 2024

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: January 26, 2024